EARNING PER SHARE	6 Months Ended
Jun. 30, 2023
EARNING PER SHARE
EARNING PER SHARE	NOTE 9 - EARNING PER SHARE: The basic and diluted earnings (loss) per share are the same since the effect of all potentially diluted ordinary shares for all reporting periods is anti-dilutive.